Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Consumer Discretionary (11.9%)
	eBay Inc.	47,234	4,280
	TJX Cos. Inc.	30,760	4,202
	News Corp. Class A	105,190	3,094
	Fox Corp. Class B	51,301	2,798
*	Coupang Inc.	75,034	2,144
*	O'Reilly Automotive Inc.	20,310	2,106
*	Stride Inc.	11,656	1,902
	TKO Group Holdings Inc.	9,467	1,795
	Walmart Inc.	15,997	1,551
	Rollins Inc.	26,958	1,524
	Walt Disney Co.	11,213	1,327
*	Atlanta Braves Holdings Inc. Class C	29,076	1,308
	McDonald's Corp.	3,594	1,127
	Electronic Arts Inc.	5,601	963
	Murphy USA Inc.	2,469	930
	News Corp. Class B	19,388	657
*	AutoZone Inc.	150	630
	Carriage Services Inc.	13,381	586
	Dollar General Corp.	4,093	445
*	Knowles Corp.	15,882	339
	Marcus Corp.	21,610	334
*	Liberty Media Corp.-Liberty Formula One Class A	3,672	331
*	Grand Canyon Education Inc.	1,631	329
*	Laureate Education Inc.	8,847	243
*	QuinStreet Inc.	11,850	186
*	Atlanta Braves Holdings Inc. Class A	3,540	168
*	Ollie's Bargain Outlet Holdings Inc.	1,240	157
*	NVR Inc.	17	138
			35,594
Consumer Staples (11.2%)
	McKesson Corp.	6,513	4,472
	Fresh Del Monte Produce Inc.	120,434	4,369
	Coca-Cola Co.	63,223	4,362
	Church & Dwight Co. Inc.	43,380	4,041
	Cencora Inc.	12,970	3,782
	Procter & Gamble Co.	23,876	3,749
	Altria Group Inc.	49,533	3,329
	Mondelez International Inc. Class A	31,764	1,952
	Philip Morris International Inc.	5,717	955
	Colgate-Palmolive Co.	10,151	853
	Ingredion Inc.	6,362	824
	Universal Corp.	5,949	333
	Tyson Foods Inc. Class A	3,814	217
*	National Beverage Corp.	5,057	213
	Tootsie Roll Industries Inc.	2,006	81
	McCormick & Co. Inc.	791	56
			33,588
Energy (3.6%)
	Exxon Mobil Corp.	31,172	3,563
	Chevron Corp.	22,049	3,541
	EOG Resources Inc.	13,152	1,642
	ConocoPhillips	10,026	992
	Williams Cos. Inc.	8,361	484
	Kinder Morgan Inc.	6,877	185
	DTE Midstream LLC	1,610	168
*	First Solar Inc.	403	79
			10,654

		Shares	Market Value ($000)
Financials (8.4%)
	CME Group Inc.	15,228	4,058
	SEI Investments Co.	33,081	2,920
	Willis Towers Watson plc	8,620	2,817
	Progressive Corp.	8,047	1,988
	AMERISAFE Inc.	42,651	1,970
	Marsh & McLennan Cos. Inc.	9,172	1,888
	Cboe Global Markets Inc.	7,602	1,794
*	Berkshire Hathaway Inc. Class B	2,251	1,132
	Commerce Bancshares Inc.	14,743	913
	White Mountains Insurance Group Ltd.	438	802
	Chubb Ltd.	2,619	720
	Travelers Cos. Inc.	2,225	604
	Arthur J Gallagher & Co.	1,738	526
	RLI Corp.	5,376	364
	Donegal Group Inc. Class A	16,855	302
	Safety Insurance Group Inc.	3,878	287
	Orrstown Financial Services Inc.	8,107	282
	City Holding Co.	1,972	253
	Employers Holdings Inc.	4,573	198
	OFG Bancorp	4,133	185
	German American Bancorp Inc.	4,197	175
	Tradeweb Markets Inc. Class A	1,402	173
	First Financial Corp.	2,454	145
	TFS Financial Corp.	9,785	138
	Pinnacle Financial Partners Inc.	1,089	106
	JPMorgan Chase & Co.	311	94
	Unum Group	1,291	90
	Peoples Bancorp of North Carolina Inc.	2,148	68
	Brown & Brown Inc.	542	53
	CNA Financial Corp.	1,023	51
*	California BanCorp	2,857	48
	CF Bankshares Inc.	1,320	32
*,1	First Financial Northwest Inc.	1,402	1
			25,177
Health Care (8.0%)
*	Innoviva Inc.	226,617	4,630
	Royalty Pharma plc Class A	102,894	3,702
	Abbott Laboratories	27,817	3,690
	Becton Dickinson & Co.	12,297	2,373
	Cardinal Health Inc.	15,720	2,339
	STERIS plc	6,480	1,588
*	Boston Scientific Corp.	10,807	1,140
	AbbVie Inc.	4,866	1,024
	HealthStream Inc.	28,792	809
*	BioMarin Pharmaceutical Inc.	12,350	720
	Chemed Corp.	1,086	497
*	Prestige Consumer Healthcare Inc.	7,234	492
	Gilead Sciences Inc.	3,658	413
	Quest Diagnostics Inc.	1,807	328
			23,745
Industrials (10.6%)
*	Keysight Technologies Inc.	26,145	4,273
	ITT Inc.	24,217	4,123
*	Trimble Inc.	48,659	3,933
	Automatic Data Processing Inc.	11,412	3,470
	Northrop Grumman Corp.	4,390	2,590
	Jack Henry & Associates Inc.	15,163	2,475
	RTX Corp.	12,200	1,935
	Johnson Controls International plc	17,875	1,911
	Expeditors International of Washington Inc.	12,785	1,541
	Lockheed Martin Corp.	2,499	1,139
	L3Harris Technologies Inc.	3,576	993
	Matson Inc.	9,424	981
	Ennis Inc.	35,982	657
	Visa Inc. Class A	1,755	617
	Mastercard Inc. Class A	703	418
	Genco Shipping & Trading Ltd.	13,504	227
	Accenture plc Class A	789	205

		Shares	Market Value ($000)
	AMETEK Inc.	384	71
	General Dynamics Corp.	218	71
			31,630
Real Estate (5.7%)
	LTC Properties Inc.	117,023	4,271
	Realty Income Corp.	68,888	4,048
	Getty Realty Corp.	106,978	3,058
	Four Corners Property Trust Inc.	111,108	2,877
	Agree Realty Corp.	30,123	2,191
	Postal Realty Trust Inc. Class A	40,691	645
			17,090
Technology (24.5%)
	Texas Instruments Inc.	23,152	4,688
	Analog Devices Inc.	18,235	4,583
	Lam Research Corp.	41,623	4,168
	Roper Technologies Inc.	7,723	4,065
*	Tyler Technologies Inc.	7,083	3,987
	Apple Inc.	16,597	3,853
	Dolby Laboratories Inc. Class A	52,276	3,747
	Amdocs Ltd.	42,882	3,669
*	Yelp Inc.	106,764	3,376
	HP Inc.	105,596	3,014
*	MACOM Technology Solutions Holdings Inc.	21,814	2,795
	Skyworks Solutions Inc.	34,622	2,595
*	Yext Inc.	282,610	2,569
	International Business Machines Corp.	9,121	2,221
*	Cirrus Logic Inc.	16,938	1,934
*	CCC Intelligent Solutions Holdings Inc.	172,085	1,704
*	Photronics Inc.	68,166	1,545
	Microsoft Corp.	2,922	1,480
	Hackett Group Inc.	67,275	1,401
	Broadcom Inc.	4,650	1,383
*	Cargurus Inc.	39,149	1,354
	Meta Platforms Inc. Class A	1,781	1,316
	Alphabet Inc. Class A	5,838	1,243
*	Commvault Systems Inc.	6,190	1,155
*	N-able Inc.	138,919	1,120
	NVE Corp.	16,204	1,046
*	Synaptics Inc.	14,789	1,033
	NetApp Inc.	9,051	1,021
	Alphabet Inc. Class C	4,501	961
*	Grindr Inc.	42,295	661
	KLA Corp.	724	631
*	GoDaddy Inc. Class A	4,045	600
*	Qorvo Inc.	6,037	548
*	Blackbaud Inc.	7,729	516
*	Box Inc. Class A	14,883	486
*	Diebold Nixdorf Inc.	4,893	299
	Match Group Inc.	7,547	282
*	Veeco Instruments Inc.	3,774	92
			73,141
Telecommunications (7.9%)
	Cisco Systems Inc.	63,427	4,382
	Verizon Communications Inc.	94,886	4,197
	AT&T Inc.	141,993	4,159
	T-Mobile US Inc.	12,566	3,166
	InterDigital Inc.	9,917	2,695
	IDT Corp. Class B	34,011	2,179
	Motorola Solutions Inc.	3,867	1,827
	Spok Holdings Inc.	50,621	919
			23,524
Utilities (7.7%)
	Republic Services Inc.	13,391	3,133
	Southern Co.	33,120	3,057
	American Electric Power Co. Inc.	26,558	2,948
	American States Water Co.	31,575	2,353
	Duke Energy Corp.	15,436	1,891
	Consolidated Edison Inc.	16,067	1,578

		Shares	Market Value ($000)
	Waste Management Inc.	6,020	1,363
	CenterPoint Energy Inc.	33,897	1,278
	CMS Energy Corp.	16,649	1,192
	MGE Energy Inc.	13,519	1,151
	WEC Energy Group Inc.	10,133	1,079
	York Water Co.	32,083	997
	Evergy Inc.	8,097	577
	Ameren Corp.	3,065	306
	IDACORP Inc.	1,446	181
			23,084
Total Common Stocks (Cost $262,547)			297,227
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund, 4.362% (Cost $982)	9,817	982
Total Investments (99.8%) (Cost $263,529)			298,209
Other Assets and Liabilities—Net (0.2%)			472
Net Assets (100%)			298,681
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	1	323	7
Micro E-mini S&P 500 Index	September 2025	21	680	5
				12
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	297,226	—	1	297,227
Temporary Cash Investments	982	—	—	982
Total	298,208	—	1	298,209
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.